Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 16: Shareholders' Equity

The Articles of Association of CNH provide for authorized share capital of €1.35 billion, divided into 400 million common shares and 200 million Series A preference shares, each with a per share par value of €2.25. At the general meeting of the shareholders held on March 29, 2011, the shareholders authorized CNH's Board of Directors to issue shares for a period ending in March 2016.

During the years ended December 31, 2011 and 2010, changes in CNH common shares issued were as follows:

	Common Shares
	2011	2010
	(in thousands)
Issued as of beginning of year	238,588	237,553
Issuances of CNH Common Shares:
Shares issued to Directors	32	6
Stock-based compensation	1,251	1,029

Issued as of end of year	239,871	238,588

There were no Series A preference shares outstanding during the years ended December 31, 2011 and 2010.

No dividend was declared or paid in 2011, 2010 or 2009.